Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Receivables, allowance	$ 54,744	$ 37,178
Common shares, par value	$ 0.01	$ 0.01
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, aggregate liquidation preference	$ 172,500	$ 172,500
Preferred shares, aggregate liquidation preference, per share	$ 50	$ 50